Note 16 - Share-based Payments - Weighted Average Assumptions (Details) - CAD ($)	12 Months Ended			13 Months Ended
	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Exercise price	$ 1.75	$ 1.69	$ 4.65	$ 1.69
Share price	$ 1.75	$ 1.69	$ 4.65	$ 1.69
Dividend
Risk-free interest	1.21%	0.87%	0.66%	0.87%
Estimated life (in years)	5.89	4.94	4.2	4.94
Expected volatility	82.40%	123.50%	65.63%	123.50%